AXP(SM) Strategy
                                                                      Aggressive
                                                                            Fund

                                                          2000 SEMIANNUAL REPORT
American
  Express(R)
Funds

(icon of) ruler

AXP Strategy Aggressive Fund seeks to provide shareholders with long-term growth of capital.

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Corporate Climbers

All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.

CONTENTS
From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               19

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Louis Giglio
Louis Giglio
Portfolio Manager

From the Portfolio Manager
In a period of extreme volatility for stocks, especially technology-related issues, AXP Strategy Aggressive Fund fared relatively well, although it experienced a loss of 4.46% (excluding the sales charge). That figure represents the performance of the Fund's Class A shares for the first half of the fiscal year -- April through September 2000.

The six months began with the stock market as a whole, and technology stocks in particular, on shaky ground. What had only recently been the darlings of the market, technology stocks were now being viewed with suspicion as they struggled to hold their ground against higher interest rates and the possibility of less-than-spectacular corporate profits in the months ahead.

A RAPID RETREAT
The struggle was over quickly, as technology stocks were driven into a rapid retreat that continued until late May, by which time the Nasdaq Composite Index (commonly used as a measuring stick for technology stocks' performance) was down some 30%. Performance for the Fund, whose largest area of investment by far was technology, was roughly the same.

But with the remarkable resilience that has been their hallmark for several years, tech stocks stormed back in June and, after a brief rest in July, recorded another powerful advance in August. Again, the Fund followed suit. In September, the Nasdaq went into another steep slump, while the Fund lost comparatively little ground.

Although the main driver of the Fund's performance was the technology sector, investments in other areas reduced the overall volatility somewhat and, especially late in the period, enhanced performance. Most notable were holdings in the biotechnology, health care, financial services and energy sectors. Also working in the Fund's favor was its emphasis on mid-capitalization (mid-size) stocks, which outperformed large-cap issues for the period as a whole.

As the second half of the fiscal year begins, stocks continue to be pushed and pulled by conflicting factors. On the positive side, the economy appears to remain healthy and inflation has yet to become a serious threat. On the other hand, there are concerns that corporate profits may be less robust and that the Federal Reserve may raise interest rates again. My view is that, while there will be considerable volatility along the way, stocks could enjoy an improving environment in the months ahead.

Louis Giglio

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                   $35.38
March 31, 2000                                                   $37.03
Decrease                                                         $ 1.65

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                      $   --
From capital gains                                               $   --
Total distributions                                              $   --
Total return**                                                   -4.46%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                   $33.37
March 31, 2000                                                   $35.06
Decrease                                                         $ 1.69

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                      $   --
From capital gains                                               $   --
Total distributions                                              $   --
Total return**                                                   -4.82%

Class C -- June 26, 2000* - Sept. 30, 2000
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                   $33.38
June 26, 2000*                                                   $30.40
Increase                                                         $ 2.98

Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                      $   --
From capital gains                                               $   --
Total distributions                                              $   --
Total return**                                                   +9.80%***

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2000                                                   $35.71
March 31, 2000                                                   $37.33
Decrease                                                         $ 1.62

Distributions -- April 1, 2000 - Sept. 30, 2000
From income                                                      $   --
From capital gains                                               $   --
Total distributions                                              $   --
Total return**                                                   -4.34%

   * Inception date.
  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
 *** The total return for Class C is not annualized.

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The 10 Largest Holdings

                              Percent                             Value
                          (of net assets)                (as of Sept. 30, 2000)
Mercury Interactive            4.61%                          $166,970,099
Extreme Networks               3.83                            138,705,299
SDL                            3.23                            117,039,999
ALZA                           2.95                            106,784,249
Finisar                        2.72                             98,525,362
Juniper Networks               2.58                             93,486,312
PCM-Sierra                     2.42                             87,606,749
Jabil Circuit                  2.27                             82,122,925
Calpine                        2.24                             81,245,500
IDEC Pharmaceuticals           1.79                             64,900,505

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 28.64% of net assets

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

Financial Statements

Statement of assets and liabilities
AXP Strategy Aggressive Fund

Sept. 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $2,862,608,044)                                                                    $3,771,429,058
Cash in bank on demand deposit                                                                                   13,817
Dividends and accrued interest receivable                                                                       826,689
Receivable for investment securities sold                                                                    64,443,964
U.S. government securities held as collateral (Note 5)                                                        7,567,042
                                                                                                              ---------
Total assets                                                                                              3,844,280,570
                                                                                                          -------------

Liabilities
Payable upon return of securities loaned (Note 5)                                                           133,341,842
Payable for investment securities purchased                                                                  84,434,395
Accrued investment management services fee                                                                       55,309
Accrued distribution fee                                                                                         54,969
Accrued service fee                                                                                                  13
Accrued transfer agency fee                                                                                      13,873
Accrued administrative services fee                                                                               4,234
Options contracts written, at value (premium received $1,892,625) (Note 6)                                      686,562
Other accrued expenses                                                                                           76,391
                                                                                                                 ------
Total liabilities                                                                                           218,667,588
                                                                                                            -----------
Net assets applicable to outstanding capital stock                                                       $3,625,612,982
                                                                                                         ==============


Represented by
Capital stock-- $.01 par value (Note 1)                                                                  $    1,050,514
Additional paid-in capital                                                                                2,150,911,939
Net operating loss                                                                                          (10,122,264)
Accumulated net realized gain (loss)                                                                        578,576,963
Unrealized appreciation (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies                                            905,195,830
                                                                                                            -----------
Total-- representing net assets applicable to outstanding capital stock                                  $3,625,612,982
                                                                                                         ==============
Net assets applicable to outstanding shares:              Class A                                        $2,106,620,845
                                                          Class B                                        $1,512,265,893
                                                          Class C                                        $    1,922,842
                                                          Class Y                                        $    4,803,402
Net asset value per share of outstanding capital stock:   Class A shares           59,537,499            $        35.38
                                                          Class B shares           45,321,789            $        33.37
                                                          Class C shares               57,611            $        33.38
                                                          Class Y shares              134,503            $        35.71
                                                                                      -------            --------------

See accompanying notes to financial statements.


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

Statement of operations
AXP Strategy Aggressive Fund

Six months ended Sept. 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                                                 $   1,953,557
Interest                                                                                                     10,666,109
     Less foreign taxes withheld                                                                                   (176)
                                                                                                                   ----
Total income                                                                                                 12,619,490
                                                                                                             ----------
Expenses (Note 2):
Investment management services fee                                                                            9,816,039
Distribution fee
     Class A                                                                                                  2,144,880
     Class B                                                                                                  7,140,410
     Class C                                                                                                      1,817
Transfer agency fee                                                                                           2,027,667
Incremental transfer agency fee
     Class A                                                                                                    129,177
     Class B                                                                                                    163,466
     Class C                                                                                                         88
Service fee - Class Y                                                                                             1,206
Administrative services fees and expenses                                                                       711,826
Compensation of board members                                                                                     6,977
Custodian fees                                                                                                  200,750
Printing and postage                                                                                            288,792
Registration fees                                                                                               140,745
Audit fees                                                                                                       11,250
Other                                                                                                            57,379
                                                                                                                 ------
Total expenses                                                                                               22,842,469
                                                                                                             ----------
     Earnings credits on cash balances (Note 2)                                                                (100,715)
                                                                                                               --------
Total net expenses                                                                                           22,741,754
                                                                                                             ----------
Investment income (loss) -- net                                                                             (10,122,264)
                                                                                                            -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                         (89,959,470)
     Foreign currency transactions                                                                             (410,758)
     Futures contracts                                                                                       (5,126,651)
     Options contracts written (Note 6)                                                                       4,985,060
                                                                                                              ---------
Net realized gain (loss) on investments                                                                     (90,511,819)
Net change in unrealized appreciation (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies                                             (9,150,306)
                                                                                                             ----------
Net gain (loss) on investments and foreign currencies                                                       (99,662,125)
                                                                                                            -----------
Net increase (decrease) in net assets resulting from operations                                           $(109,784,389)
                                                                                                          =============

See accompanying notes to financial statements.


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


Statements of changes in net assets
AXP Strategy Aggressive Fund

                                                                              Sept. 30, 2000            March 31, 2000
                                                                             Six months ended             Year ended
                                                                                (Unaudited)
Operations and distributions
Investment income (loss)-- net                                                 $  (10,122,264)           $  (12,239,626)
Net realized gain (loss) on investments                                           (90,511,819)              984,307,998
Net change in unrealized appreciation (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies                   (9,150,306)              450,174,199
                                                                                   ----------               -----------
Net increase (decrease) in net assets resulting from operations                  (109,784,389)            1,422,242,571
                                                                                 ------------             -------------
Distributions to shareholders from:
     Net realized gain
         Class A                                                                           --              (226,481,763)
         Class B                                                                           --              (242,965,716)
         Class Y                                                                           --                      (703)
                                                                                                                   ----
Total distributions                                                                        --              (469,448,182)
                                                                                                           ------------

Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                      678,165,255               689,257,939
     Class B shares                                                               229,244,198               321,812,306
     Class C shares                                                                 1,868,187                        --
     Class Y shares                                                                39,829,931                     2,344
Reinvestment of distributions at net asset value
     Class A shares                                                                        --               219,585,079
     Class B shares                                                                        --               240,464,095
     Class Y shares                                                                        --                       703
Payments for redemptions
     Class A shares                                                              (248,974,535)             (268,667,769)
     Class B shares (Note 2)                                                     (266,214,247)             (233,135,299)
     Class C shares (Note 2)                                                             (424)                       --
     Class Y shares                                                               (35,449,084)                       --
                                                                                  -----------
Increase (decrease) in net assets from capital share transactions                 398,469,281               969,319,398
                                                                                  -----------               -----------
Total increase (decrease) in net assets                                           288,684,892             1,922,113,787
Net assets at beginning of period                                               3,336,928,090             1,414,814,303
                                                                                -------------             -------------
Net assets at end of period                                                    $3,625,612,982            $3,336,928,090
                                                                               ==============            ==============

See accompanying notes to financial statements.


Notes to Financial Statements
AXP Strategy Aggressive Fund

(Unaudited as to Sept. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 64 shares of capital stock, which represented the initial capital in Class C at $31.37 per share.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Sept. 30, 2000, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Sept. 30, 2000 was $95,667,931, representing 2.64% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuation, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid debt securities at least equal to the amount of its commitment. As of Sept. 30, 2000, the Fund has entered into outstanding when-issued or forward commitments of $8,466,663.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend declared and paid by the end of the calendar year from net investment income, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Strategy Aggressive Fund to the Lipper Mid-Cap Growth Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $818,071 for the six months ended Sept. 30, 2000.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets.

Sales charges received by the Distributor for distributing Fund shares were $4,078,505 for Class A and $271,858 for Class B for the six months ended Sept. 30, 2000 and $3 for Class C for the period ended Sept. 30, 2000. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Sept. 30, 2000, the Fund's custodian and transfer agency fees were reduced by $100,715 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,245,087,433 and $1,663,114,447, respectively, for the six months ended Sept. 30, 2000. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $130,755 for the six months ended Sept. 30, 2000.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                        Six months ended Sept. 30, 2000
                               Class A        Class B    Class C*       Class Y
Sold                         20,721,540     7,597,802      57,624     1,246,870
Issued for
  reinvested distributions          272           533          --            --
Redeemed                     (7,662,194)   (8,362,402)        (13)   (1,112,546)
Net increase (decrease)      13,059,618      (764,067)     57,611       134,324

* Inception dates was June 26, 2000.

                                            Year ended March 31, 2000
                               Class A        Class B    Class C        Class Y
Sold                         21,819,198    10,139,546      N/A               61
Issued for
  reinvested distributions    7,191,116     8,305,215      N/A               23
Redeemed                     (9,116,275)   (8,940,209)     N/A               --
Net increase (decrease)      19,894,039    (9,504,552)     N/A               84

5. LENDING OF PORTFOLIO  SECURITIES
As of Sept. 30, 2000, securities valued at $130,703,533 were on loan to brokers. For collateral, the Fund received $125,774,800 in cash and U.S. government securities valued at $7,567,042. Income from securities lending amounted to $600,885 for the six months ended Sept. 30, 2000. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                     Six months ended Sept. 30, 2000
                                    Puts                        Calls
                         Contracts        Premium     Contracts       Premium
Balance March 31, 2000      500        $  248,491           --        $    --
Opened                    7,315         6,662,902        9,959      4,509,542
Closed                   (2,010)       (2,781,819)      (2,759)      (795,141)
Expired                  (2,905)       (1,725,146)      (3,500)    (1,225,834)
Exercised                (1,025)         (597,800)      (3,200)    (2,402,570)
Balance Sept. 30, 2000    1,875        $1,806,628          500        $85,997

See "Summary of significant accounting policies."

7. STOCK INDEX FUTURES CONTRACTS
As of Sept. 30, 2000, investments in securities included securities valued at $23,559,750 that were pledged as collateral to cover initial margin deposits on 94 open purchase contracts. The market value of the open purchase contracts as of Sept. 30, 2000 was $34,037,400 with a net unrealized loss of $4,831,247. See "Summary of significant accounting policies."

8. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2000.


9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended March 31,

Per share income and capital changes(a)

                                                                                             Class A
                                                                     2000(b)       2000       1999       1998       1997
Net asset value, beginning of period                                  $37.03     $22.88     $22.12     $18.34     $18.99

Income from investment operations:

Net investment income (loss)                                            (.04)      (.05)      (.10)      (.03)      (.03)

Net gains (losses) (both realized and unrealized)                      (1.61)     21.58       1.12       7.76        .51

Total from investment operations                                       (1.65)     21.53       1.02       7.73        .48

Less distributions:

Distributions from realized gains                                         --      (7.38)      (.26)     (3.95)     (1.13)

Net asset value, end of period                                        $35.38     $37.03     $22.88     $22.12     $18.34

Ratios/supplemental data

Net assets, end of period (in millions)                               $2,107     $1,721       $608       $548       $386

Ratio of expenses to average daily net assets(c)                       1.11%(d)   1.06%      1.02%      1.01%      1.04%

Ratio of net investment income (loss) to average daily net assets      (.30%)(d)  (.22%)     (.48%)     (.45%)     (.15%)

Portfolio turnover rate (excluding short-term securities)                56%       155%        98%        95%        80%

Total return(e)                                                       (4.46%)   100.97%      4.68%     46.18%      2.00%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Sept. 30, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.



Fiscal period ended March 31,

Per share income and capital changes(a)

                                                                                              Class B
                                                                        2000(b)     2000       1999       1998       1997
Net asset value, beginning of period                                   $35.06     $22.05     $21.48     $18.04     $18.83

Income from investment operations:

Net investment income (loss)                                             (.17)      (.22)      (.27)      (.18)      (.18)

Net gains (losses) (both realized and unrealized)                       (1.52)     20.61       1.10       7.57        .52

Total from investment operations                                        (1.69)     20.39        .83       7.39        .34

Less distributions:

Distributions from realized gains                                          --      (7.38)      (.26)     (3.95)     (1.13)

Net asset value, end of period                                         $33.37     $35.06     $22.05     $21.48     $18.04

Ratios/supplemental data

Net assets, end of period (in millions)                                $1,512     $1,616       $806       $892       $737

Ratio of expenses to average daily net assets(c)                        1.86%(d)   1.81%      1.78%      1.77%      1.80%

Ratio of net investment income (loss) to average daily net assets      (1.05%)(d) (1.00%)    (1.25%)    (1.21%)     (.91%)

Portfolio turnover rate (excluding short-term securities)                 56%       155%        98%        95%        80%

Total return(e)                                                        (4.82%)    99.59%      3.88%     45.08%      1.22%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Sept. 30, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended March 31,

Per share income and capital changes(a)

                                                                     Class C
                                                                        2000(b)
Net asset value, beginning of period                                  $30.40

Income from investment operations:

Net investment income (loss)                                            (.04)

Net gains (losses) (both realized and unrealized)                       3.02

Total from investment operations                                        2.98

Less distributions:

Distributions from realized gains                                         --

Net asset value, end of period                                        $33.38

Ratios/supplemental data

Net assets, end of period (in millions)                                   $2

Ratio of expenses to average daily net assets(c)                       1.86%(d)

Ratio of net investment income (loss) to average daily net assets     (1.15%)(d)

Portfolio turnover rate (excluding short-term securities)                56%

Total return(e)                                                        9.80%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended March 31,

Per share income and capital changes(a)

                                                                                              Class Y
                                                                      2000(b)       2000       1999       1998       1997
Net asset value, beginning of period                                   $37.33     $23.00     $22.22     $18.40     $19.16

Income from investment operations:

Net investment income (loss)                                             (.01)      (.01)      (.10)        --         --

Net gains (losses) (both realized and unrealized)                       (1.61)     21.72       1.14       7.77        .37

Total from investment operations                                        (1.62)     21.71       1.04       7.77        .37

Less distributions:

Distributions from realized gains                                          --      (7.38)      (.26)     (3.95)     (1.13)

Net asset value, end of period                                         $35.71     $37.33     $23.00     $22.22     $18.40

Ratios/supplemental data

Net assets, end of period (in millions)                                    $5        $--        $--        $--        $--

Ratio of expenses to average daily net assets(c)                         .91%(d)    .89%       .92%       .88%       .85%

Ratio of net investment income (loss) to average daily net assets       (.09%)(d)  (.07%)     (.40%)     (.35%)      .03%

Portfolio turnover rate (excluding short-term securities)                 56%       155%        98%        95%        80%

Total return(e)                                                        (4.34%)   101.29%      4.74%     46.34%      2.18%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Sept. 30, 2000 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Investments in Securities
AXP Strategy Aggressive Fund
Sept. 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.5%)
Issuer                                            Shares            Value(a)

Banks and savings & loans (2.8%)
CompuCredit                                       294,200(b,d)    $16,502,781
Silicon Valley Bancshares                         474,600(b)       27,638,034
Sovereign Bancorp                               3,116,900          28,831,326
TCF Financial                                     575,000          21,634,375
Zions Bancorp                                     145,500           7,440,961
Total                                                             102,047,477

Chemicals (0.1%)
Eden Bioscience                                   144,000(b)        4,752,000

Communications equipment & services (13.8%)
Aether Systems                                    128,000(b)       13,504,000
CIENA                                             420,000(b)       51,581,249
Copper Mountain Networks                          417,800(b)       15,667,500
Covad Communications Group                      1,196,700(b,d)     16,005,863
Ditech Communications                             273,500(b)       11,213,500
DMC Stratex Networks                            1,090,000(b)       17,508,125
Elastic Networks                                  150,000(b)        2,078,646
Equinix                                           970,000(b)        8,608,750
Fairchild Semiconductor Intl Cl A                 460,100(b)       12,940,313
Finisar                                         2,036,700(b)       98,525,362
Netro                                             516,200(b)       30,584,850
New Focus                                         448,400(b)       35,451,625
ONI Systems                                       425,000(b,d)     36,682,813
Powerwave Technologies                            250,000(b)        9,492,188
SDL                                               380,000(b)      117,039,999
Sonus Networks                                     40,000(b)        5,055,000
WebMD                                             850,000(b)       12,962,500
WJ Communications                                  56,000(b)        2,072,000
Total                                                             496,974,283

Computer software & services (3.7%)
Edwards (JD) & Co                               1,000,000(b)       25,875,000
i2 Technologies                                   201,500(b)       37,693,094
PeopleSoft                                      1,070,700(b)       29,912,681
SunGard Data Systems                              948,600(b)       40,611,938
Total                                                             134,092,713

Computers & office equipment (22.3%)
Akamai Technologies                               381,700(b,d)     20,045,214
Avici Systems                                      88,500(b)        8,418,563
Embarcadero Technologies                          200,000(b)       10,275,000
Emulex                                            300,000(b)       36,750,000
Extreme Networks                                1,211,400(b)      138,705,299
Fiserv                                            870,300(b)       52,109,213
Genomica                                           50,000(b)          969,337
Genuity                                           963,100(b)        6,290,247
Juniper Networks                                  427,000(b)       93,486,312
Liberate Technologies                             156,100(b)        4,517,144
McDATA Cl B                                       450,000(b)       55,300,780
Mercury Interactive                             1,065,200(b)      166,970,099
NetIQ                                             493,500(b)       32,416,781
Portal Software                                   690,000(b)       27,600,000
Predictive Systems                                500,000(b)        9,656,250
Sanmina                                           434,500(b)       40,680,063
Software.com                                      188,000(b)       34,110,250
Trintech Group ADR                                208,700(b,c)      4,200,088
Tumbleweed Communications                         410,100(b)       20,915,100
VeriSign                                          210,000(b)       42,538,125
Total                                                             805,953,865

Electronics (17.4%)
Advanced Energy Inds                              404,200(b)       13,338,600
Applied Micro Circuits                            125,000(b)       25,882,813
Avanex                                            255,000(b,d)     27,460,313
Celestica                                         674,200(b,c)     46,688,350
Flextronics Intl                                  320,000(b,c)     26,280,000
GlobeSpan                                         257,100(b)       31,366,200
Integrated Device Technology                      392,200(b)       35,494,100
Jabil Circuit                                   1,447,100(b)       82,122,925
Newport                                           200,000          31,853,125
Novellus Systems                                  833,000(b)       38,786,563
Pericom Semiconductor                             431,600(b)       15,969,200
PMC-Sierra                                        407,000(b)       87,606,749
Semtech                                           605,800(b)       26,125,125
TriQuint Semiconductor                            431,600(b)       15,726,425
Virata                                            250,000(b)       16,531,250
Vitesse Semiconductor                             550,000(b)       48,915,625
Waters                                            657,400(b)       58,508,600
Total                                                             628,655,963

Energy (4.3%)
Alberta Energy                                    460,000(c)       19,092,782
Apache                                            400,000          23,650,000
Kerr-McGee                                        680,700          45,096,374
Murphy Oil                                        212,600          13,779,138
Newfield Exploration                              210,000(b,f)      9,804,375
Southern Energy                                   415,750(b)       13,044,156
Suncor Energy                                     704,400(c)       15,543,055
Tosco                                             556,100          17,343,369
Total                                                             157,353,249

Energy equipment & services (1.8%)
Cooper Cameron                                    440,000(b)       32,422,500
Diamond Offshore Drilling                         810,000          33,210,000
Total                                                              65,632,500

Financial services (1.4%)
Lehman Brothers Holdings                           90,900          13,430,475
Metris Companies                                  550,000          21,725,000
Radian Group                                      230,000          15,525,000
Total                                                              50,680,475

Health care (11.6%)
Alkermes                                        1,246,700(b)       48,153,788
ALZA                                            1,234,500(b)      106,784,249
Diversa                                           245,000(b)        6,615,000
Forest Laboratories                               450,000(b)       51,609,375
Gilead Sciences                                   200,000(b,g)     21,937,500
IDEC Pharmaceuticals                              370,100(b)       64,900,505
Invitrogen                                        490,000(b,d)     34,851,250
Laboratory Corp America Holdings                   58,400(b)        6,993,400
MiniMed                                           361,700(b)       32,326,938
Teva Pharmaceutical Inds ADR                      624,700(c)       45,720,231
Wilson Greatbatch Technologies                     48,400(b)        1,107,150
Total                                                             420,999,386

Health care services (2.1%)
Abgenix                                           547,900(b)       44,277,169
McKesson HBOC                                   1,100,000(g)       33,618,750
Total                                                              77,895,919

Insurance (0.9%)
XL Capital Cl A                                   463,100(c)       34,037,850

Media (1.7%)
TMP Worldwide                                     351,400(b)       28,287,700
Univision Communications Cl A                     940,000(b)       35,132,500
Total                                                              63,420,200

Miscellaneous (3.4%)
AvantGo                                            84,000(b)        1,680,000
Biotech Holdings Trust Depositary Receipts        190,000(b,d)     37,038,125
CacheFlow                                         125,000(b)       17,875,000
Convergys                                         485,400(b)       18,869,925
Digex                                             614,700(b)       28,814,063
FirePond                                          338,200(b)        4,903,900
Proton Energy Systems                              14,250(b)          407,906
Semiconductor Holdings Trust Depositary Receipts  180,000(b,d)     12,798,000
Total                                                             122,386,919

Multi-industry conglomerates (0.7%)
Robert Half Intl                                  706,700(b)       24,513,656

Retail (3.0%)
Bed Bath & Beyond                               2,208,200(b)       53,859,378
Best Buy                                          290,000(b)       18,451,250
Dollar Tree Stores                                890,300(b)       36,112,794
Total                                                             108,423,422

Utilities -- electric (2.2%)
Calpine                                           778,400(b)       81,245,500

Utilities -- telephone (1.3%)
Allegiance Telecom                              1,166,000(b)       43,433,500
WinStar Communications                            167,000(b)        2,588,500
Total                                                              46,022,000

Total common stocks
(Cost: $2,535,210,984)                                         $3,425,087,377

Preferred stocks & other (2.6%)(i)
Issuer                                               Shares         Value(a)

Adaytum Software                                  574,163(b)       $3,600,002
Aurgin Systems
   2.46%                                        2,285,975(b)        5,623,498
Bluestream Ventures LP                          8,000,000(b,e,j)    8,000,000
Covia Technologies
   Cv                                           1,390,043(b)        3,483,448
Dia Dexus
   Cv Series C                                    795,698(b)        6,166,659
Equinix
   Cv                                             238,726(b)        1,694,955
   Warrants                                         9,300           1,395,000
Fibrogen
   Cv Series E                                  1,113,586(b)        5,000,001
FREEI.Net                                         237,659(b,j)      1,666,663
   8.05%                                          621,062(b)        4,355,403
Mars
   Cv Series D                                  2,142,857(b)        4,500,000
MarsMusic.com
   Cv                                           5,000,000(b)        5,000,000
Protein Delivery
   2.50%                                        2,000,000(b)        5,000,000
Signalsoft
   Cv Series E                                    844,594(b)       27,449,305
Tellium                                            90,000(b)        2,700,000
Therox                                            814,130(b)        3,744,998
Vcommerce
   Cv Series C                                    769,957(b)        3,588,000
YOUpowered
   Cv Series B                                    347,938(b)        2,699,999

Total preferred stocks & other
(Cost: $75,258,968)                                               $95,667,931

Bond (0.2%)
Issuer                              Coupon         Principal         Value(a)
                                     rate            amount
Equinix
   Sr Nts
     12-01-07                       13.00%        $9,300,000       $7,428,375

Total bond
(Cost: $9,295,721)                                                 $7,428,375

Option purchased (-%)
Issuer            Contracts         Exercise      Expiration         Value(a)
                                      price          date
Call
Zions Bancorp       1,000              $45         Jan. 2001         $775,000

Total option purchased
(Cost: $309,688)                                                     $775,000

Short-term securities (6.7%)(f)
Issuer                                 Annualized        Amount         Value(a)
                                      yield on date    payable at
                                       of purchase      maturity

U.S. government agencies (3.2%)
Federal Home Loan Bank Disc Nts
   10-06-00                                6.41%      $20,400,000    $20,373,780
   10-11-00                                6.40         2,500,000      2,494,500
   11-24-00                                6.44        16,300,000     16,133,058
Federal Home Loan Mtge Corp Disc Nts
   10-24-00                                6.43         1,500,000      1,493,292
   10-31-00                                6.47         3,500,000      3,479,996
   11-07-00                                6.45        12,100,000     12,016,040
Federal Natl Mtge Assn Disc Nts
   10-25-00                                6.45        21,200,000     21,101,625
   11-15-00                                6.43        11,000,000     10,908,376
   11-20-00                                6.43        30,000,000     29,723,965
Total                                                                117,724,632

Commercial paper (3.5%)
Aloca
   10-11-00                                6.49%       10,500,000     10,476,899
Amsterdam Funding
   10-11-00                                6.52         4,800,000(h)   4,789,584
AT&T
   11-10-00                                6.53         6,300,000      6,250,051
Cargill
   10-02-00                                6.68        10,000,000(h)   9,994,434
Cargill Global Funding
   10-18-00                                6.49           800,000(h)     797,268
CXC
   11-16-00                                6.57         9,000,000(h)   8,919,745
Enterprise Funding
   11-13-00                                6.55        11,000,000(h)  10,909,524
Gillette
   10-12-00                                6.50        12,500,000(h)  12,470,750
   10-13-00                                6.49        19,900,000(h)  19,847,247
Intl Lease Finance
   10-10-00                                6.49         4,900,000      4,890,118
Kimberly-Clark
   10-23-00                                6.50         6,000,000(h)   5,973,680
Natl Rural Utilities Cooperative Finance
   10-30-00                                6.52        10,500,000     10,440,505
Pfizer
   10-23-00                                6.50         6,000,000(h)   5,974,120
Preferred Receivables
   11-14-00                                6.54         2,700,000(h)   2,677,609
SBC Communications
   11-02-00                                6.52        10,400,000(h)  10,334,209
Total                                                                124,745,743

Total short-term securities
(Cost: $242,532,683)                                                $242,470,375

Total investments in securities
(Cost: $2,862,608,044)(k)                                         $3,771,429,058

See accompanying notes to investments in securities.

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 2000, the value of foreign securities represented 5.28% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e)  The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
     Partnerships (LP) represents capital contributions.

(f) At Sept. 30, 2000, securities valued at $2,500,000 were held to cover open call options written as follows (see Note 6 to the financial statements):

     Issuer                  Contracts   Exercise    Expiration       Value(a)
                                           price        date

     Newfield Exploration       500        $50        Dec. 2000       $148,437

     At Sept. 30, 2000, cash or short-term securities were designated to cover open put options written as follows (see Note 6 to the financial statements):

     Issuer                  Contracts   Exercise    Expiration       Value(a)
                                           price        date

     Best Buy                   350        $60        Oct. 2000        $61,250
     EBay                     1,000         68        Oct. 2000        437,500
     MiniMed                    175         55        Nov. 2000          4,375
     MiniMed                    350         65        Nov. 2000         35,000
     Total                                                            $538,125

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

     Type of security                                                Contracts
     Purchase contracts
     Nasdaq 100, Dec. 2000                                                  94

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(i)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Sept. 30, 2000, is as follows:

     Security                              Acquisition                Cost
                                              dates

     Adaytum Software                       09-15-00            $3,600,002

     Aurgin Systems
       2.46%                                12-16-99             5,623,498

     Bluestream Ventures LP                 06-28-00             8,000,000

     Covia Technologies
       Cv                                   08-16-00             3,483,448

     Dia Dexus
       Cv Series C                          04-03-00             6,166,659

     Equinix
       Cv                                   05-09-00             3,599,988
       Warrants                             12-01-99               885,713

     Fibrogen
       Cv Series E                          05-17-00             5,000,001

     FREEI.Net                              09-22-00             1,666,663
       8.05%                         11-04-99 thru 09-28-00      5,000,002

     Mars
       Cv Series D                          06-16-00             4,500,000

     MarsMusic.com
       Cv                                   12-01-99             5,000,000

     Protein Delivery
       2.50%                                05-04-99             5,000,000

     Signalsoft
       Cv Series E                          12-15-99             4,999,996

     Tellium                                09-19-00             2,700,000

     Therox                                 09-05-00             3,744,998

     Vcommerce
       Cv Series C                          07-21-00             3,588,000

     YOUpowered
       Cv Series B                          06-01-00             2,699,999

(j) At Sept. 30, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $8,466,663.

(k) At Sept. 30, 2000, the cost of securities for federal income tax purposes was approximately $2,862,608,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $1,127,034,000
     Unrealized depreciation                                      (218,213,000)
                                                                  ------------
     Net unrealized appreciation                                  $908,821,000
                                                                  ------------

American
  Express(R)
Funds

AXP Strategy Aggressive Fund
70100 AXP Financial Center
Minneapolis, MN 55474

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                                       AMERICAN
                                        EXPRESS


                                                                S-6480 P (11/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.